United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/14

Date of Reporting Period: Quarter ended 05/31/14

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—44.8%
	Federal Home Loan Mortgage Corporation ARM—16.1%
$3,673,262	1.974%, 7/1/2038	$3,868,822
11,747,139	1.998%, 7/1/2034	12,263,085
2,843,256	2.024%, 7/1/2030	2,910,067
3,019,667	2.025%, 5/1/2035	3,121,242
2,389,438	2.130%, 2/1/2035	2,503,541
21,056	2.229%, 9/1/2020	21,364
120,227	2.250%, 4/1/2035	126,640
347,393	2.257%, 4/1/2027	360,024
6,009,166	2.281%, 11/1/2036	6,347,849
11,682,182	2.372%, 1/1/2038	12,352,283
18,368,729	2.375%, 4/1/2034 - 2/1/2035	19,457,567
1,418,380	2.376%, 4/1/2034	1,499,387
2,383,737	2.387%, 2/1/2036	2,544,968
6,155,223	2.395%, 10/1/2033	6,537,979
7,178,214	2.404%, 7/1/2036	7,652,328
4,888,016	2.422%, 12/1/2034	5,204,427
4,168,961	2.459%, 8/1/2035	4,440,311
3,655,615	2.463%, 11/1/2034	3,891,234
3,881,209	2.474%, 4/1/2037	4,144,402
1,438,394	2.480%, 4/1/2036	1,535,934
6,444,685	2.481%, 5/1/2035 - 12/1/2039	6,857,107
1,906,137	2.525%, 7/1/2036	2,035,396
1,338,676	2.593%, 4/1/2038	1,429,454
5,619,097	2.620%, 7/1/2035	6,000,140
	TOTAL	117,105,551
	Federal National Mortgage Association ARM—28.6%
5,209,920	1.330%, 3/1/2044	5,316,119
2,538,287	1.380%, 7/1/2042	2,580,331
1,857,955	1.780%, 9/1/2033	1,907,113
4,056,788	1.810%, 10/1/2033 - 7/1/2036	4,198,576
689,552	1.860%, 5/1/2038	723,829
6,051,680	1.900%, 8/1/2034	6,300,924
3,730,082	1.910%, 10/1/2034	3,895,023
9,616,586	1.930%, 8/1/2034 - 5/1/2039	10,006,655
3,319,966	1.970%, 6/1/2034	3,465,519
2,183,972	1.980%, 5/1/2035	2,299,179
1,078,196	2.000%, 5/1/2035	1,125,251
5,223,991	2.030%, 10/1/2037	5,513,996
692,937	2.060%, 11/1/2035	723,849
2,697,161	2.120%, 4/1/2034 - 12/1/2034	2,828,309
46,059	2.170%, 2/1/2020	46,955
1,773,108	2.180%, 1/1/2035	1,869,354
895,045	2.210%, 12/1/2034	947,233
101,154	2.220%, 10/1/2033	106,556
1,552,819	2.230%, 7/1/2035	1,634,916
1,492,340	2.240%, 10/1/2035	1,571,855

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$102,920	2.250%, 2/1/2019	$105,152
9,153,118	2.260%, 3/1/2039	9,703,678
12,901,447	2.290%, 8/1/2039	13,604,872
8,773,850	2.300%, 7/1/2035 - 5/1/2036	9,255,657
8,935,149	2.310%, 2/1/2036 - 1/1/2039	9,405,529
241,385	2.320%, 5/1/2018	245,912
13,089,419	2.330%, 5/1/2035 - 12/1/2040	13,833,886
19,996,848	2.340%, 2/1/2033 - 6/1/2035	21,139,549
3,393,354	2.350%, 7/1/2035	3,584,773
2,985,760	2.370%, 7/1/2035	3,171,062
3,130,391	2.400%, 10/1/2016 - 10/1/2035	3,326,529
2,073,332	2.450%, 6/1/2034	2,203,100
4,169,379	2.470%, 7/1/2035	4,452,112
5,120,780	2.500%, 5/1/2035 - 10/1/2037	5,454,115
3,769,980	2.510%, 12/1/2039	4,016,888
1,927,116	2.550%, 5/1/2036	2,053,655
3,509,696	2.560%, 2/1/2042	3,659,614
3,285,705	2.570%, 1/1/2036	3,502,424
234,160	2.600%, 7/1/2027	246,358
19,964,971	2.760%, 8/1/2035	21,318,835
2,477,190	2.800%, 12/1/2040	2,645,173
2,877,429	3.040%, 11/1/2040	3,055,142
4,656,742	3.580%, 1/1/2040	4,963,309
1,605,237	3.800%, 7/1/2039	1,692,383
3,592,247	3.970%, 11/1/2039	3,771,594
	TOTAL	207,472,843
	Government National Mortgage Association ARM—0.1%
1,062,567	1.625%, 1/20/2022 - 10/20/2029	1,086,177
21,543	2.000%, 1/20/2030	22,630
	TOTAL	1,108,807
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $320,923,256)	325,687,201
	COLLATERALIZED MORTGAGE OBLIGATIONS—47.2%
	Federal Home Loan Mortgage Corporation—16.7%
5,746,596	REMIC 4149 F, 0.405%, 1/15/2033	5,725,875
2,648,300	REMIC 3012 EF, 0.455%, 8/15/2035	2,650,719
2,762,066	REMIC 3236 KF, 0.455%, 11/15/2036	2,758,483
12,102,756	REMIC 3284 BF, 0.455%, 3/15/2037	12,152,113
6,491,042	REMIC 4116 MF, 0.455%, 11/15/2039	6,473,282
4,446,975	REMIC 4132 FE, 0.455%, 12/15/2040	4,434,021
3,037,093	REMIC 3284 AF, 0.465%, 3/15/2037	3,036,642
5,396,954	REMIC KF03 A, 0.492%, 1/25/2021	5,396,744
286,763	REMIC 3001 EA, 0.505%, 3/15/2035	287,640
697,251	REMIC 3155 PF, 0.505%, 5/15/2036	700,150
543,353	REMIC 3174 FL, 0.505%, 6/15/2036	545,457
2,687,307	REMIC 3380 FP, 0.505%, 11/15/2036	2,695,073
7,500,000	REMIC KS02 A, 0.531%, 8/25/2023	7,503,680
702,027	REMIC 3179 FP, 0.535%, 7/15/2036	704,210
1,688,742	REMIC 2819 F, 0.555%, 6/15/2034	1,696,937
6,456,634	REMIC 4226 FA, 0.555%, 7/15/2043	6,450,067

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$523,301	REMIC 3221 FW, 0.575%, 9/15/2036	$525,987
692,662	REMIC 3213 GF, 0.585%, 9/15/2036	696,581
854,299	REMIC 3085 UF, 0.605%, 12/15/2035	860,778
5,493,645	REMIC 3981 FC, 0.605%, 1/15/2038	5,500,818
10,415,097	REMIC 4048 FA, 0.605%, 5/15/2042	10,464,877
2,092,406	REMIC 3156 HF, 0.640%, 8/15/2035	2,108,869
10,765,477	REMIC 3740 FB, 0.655%, 10/15/2040	10,803,040
695,113	REMIC 2475 FD, 0.705%, 6/15/2031	703,831
6,503,021	REMIC 3996 YF, 0.705%, 2/15/2042	6,539,695
635,266	REMIC 2380 FL, 0.755%, 11/15/2031	645,153
1,571,299	REMIC 3593 CF, 0.755%, 2/15/2036	1,592,804
8,264,873	REMIC 3609 FA, 0.815%, 12/15/2039	8,421,398
2,473,765	REMIC 3550 GF, 0.905%, 7/15/2039	2,521,787
2,720,664	REMIC 3556 FA, 1.065%, 7/15/2037	2,783,797
241,179	REMIC 2448 FA, 1.155%, 1/15/2032	246,243
255,176	REMIC 2452 FC, 1.155%, 1/15/2032	260,533
643,171	REMIC 2480 NF, 1.155%, 1/15/2032	657,509
910,697	REMIC 2475 F, 1.155%, 2/15/2032	931,726
669,141	REMIC 2434 FA, 1.155%, 3/15/2032	684,396
210,301	REMIC 2470 EF, 1.155%, 3/15/2032	215,096
207,075	REMIC 2498 AF, 1.155%, 3/15/2032	211,796
852,696	REMIC 2459 FP, 1.155%, 6/15/2032	871,231
	TOTAL	121,459,038
	Federal National Mortgage Association—22.6%
1,151,275	REMIC 2007-16 PF, 0.346%, 3/25/2037	1,146,868
9,270,902	REMIC 2006-W1 2AF1, 0.376%, 2/25/2046	9,179,449
5,475,890	REMIC 2006-49 PF, 0.406%, 4/25/2036	5,478,894
1,338,805	REMIC 2007-20 F, 0.416%, 3/25/2037	1,334,804
7,034,695	REMIC 2012-135 FA, 0.454%, 11/25/2039	7,000,837
12,309,020	REMIC 2012-141 PF, 0.454%, 10/25/2041	12,307,534
3,350,914	REMIC 2005-67 FJ, 0.456%, 8/25/2035	3,353,227
664,846	REMIC 2006-11 FB, 0.456%, 3/25/2036	665,038
6,422,591	REMIC 2006-72 TE, 0.456%, 8/25/2036	6,435,222
1,052,343	REMIC 2006-20 PF, 0.476%, 11/25/2030	1,054,696
1,248,946	REMIC 2007-67 FB, 0.476%, 7/25/2037	1,250,077
638,648	REMIC 2005-67 FM, 0.506%, 8/25/2035	640,923
4,097,453	REMIC 2008-52 FD, 0.506%, 6/25/2036	4,110,319
2,990,084	REMIC 2006-65 DF, 0.506%, 7/25/2036	2,998,287
482,462	REMIC 2006-81 FA, 0.506%, 9/25/2036	484,731
8,445,922	REMIC 2012-60 EF, 0.506%, 4/25/2042	8,468,414
9,133,597	REMIC 2012-119 FB, 0.506%, 11/25/2042	9,099,582
1,166,225	REMIC 2006-8 NF, 0.526%, 3/25/2036	1,169,925
1,322,297	REMIC 2012-99 FB, 0.534%, 9/25/2042	1,324,574
3,895,608	REMIC 2004-28 PF, 0.554%, 3/25/2034	3,921,123
7,814,060	REMIC 2012-130 DF, 0.554%, 12/25/2042	7,811,889
1,125,839	REMIC 2006-76 QF, 0.556%, 8/25/2036	1,131,040
3,259,708	REMIC 2006-103 FB, 0.556%, 10/25/2036	3,286,786
257,583	REMIC 2001-57 FA, 0.606%, 6/25/2031	258,464
7,429,262	REMIC 2007-71 WF, 0.606%, 7/25/2037	7,476,883
1,027,472	REMIC 2007-88 FY, 0.616%, 9/25/2037	1,032,210

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association—continued
$7,244,272	REMIC 2007-88 GF, 0.636%, 9/25/2037	$7,272,301
431,610	REMIC 2002-52 FG, 0.654%, 9/25/2032	436,582
1,463,429	REMIC 2007-84 FN, 0.656%, 8/25/2037	1,473,428
2,530,605	REMIC 2010-39 EF, 0.674%, 6/25/2037	2,553,282
1,782,471	REMIC 2007-88 FW, 0.704%, 9/25/2037	1,782,381
10,693,733	REMIC 2011-4 PF, 0.704%, 2/25/2041	10,823,466
201,025	REMIC 2002-77 FG, 0.705%, 12/18/2032	203,511
810,773	REMIC 2001-32 FA, 0.706%, 7/25/2031	821,886
465,364	REMIC 2007-102 FA, 0.726%, 11/25/2037	469,128
261,337	REMIC 2001-71 FS, 0.754%, 11/25/2031	265,055
7,974,329	REMIC 2012-14 BF, 0.754%, 3/25/2042	8,036,228
206,774	REMIC 2001-62 FC, 0.806%, 11/25/2031	210,040
6,142,864	REMIC 2009-106 FN, 0.904%, 1/25/2040	6,257,335
434,611	REMIC 2002-8 FA, 0.905%, 3/18/2032	442,851
4,541,386	REMIC 2009-87 FX, 0.906%, 11/25/2039	4,617,720
2,199,253	REMIC 2009-78 UF, 0.926%, 10/25/2039	2,242,416
6,051,602	REMIC 2009-87 HF, 1.006%, 11/25/2039	6,174,021
1,074,503	REMIC 2002-7 FG, 1.056%, 1/25/2032	1,094,794
1,624,698	REMIC 2002-58 FG, 1.154%, 8/25/2032	1,662,185
264,011	REMIC 2002-60 FH, 1.156%, 8/25/2032	270,103
525,464	REMIC 2002-77 FA, 1.156%, 12/18/2032	537,653
2,149,568	REMIC 2008-69 FB, 1.156%, 6/25/2037	2,207,723
1,292,245	REMIC 2008-75 DF, 1.406%, 9/25/2038	1,327,378
279,323	REMIC 1995-17 B, 1.808%, 2/25/2025	281,818
	TOTAL	163,885,081
	Government National Mortgage Association—6.9%
8,479,990	REMIC 2012-H24 FC, 0.568%, 10/20/2062	8,408,173
11,310,124	REMIC 2011-H07 FA, 0.659%, 2/20/2061	11,276,815
10,947,157	REMIC 2013-H15 FA, 0.708%, 6/20/2063	10,930,867
19,801,556	REMIC 2013-H19 FC, 0.768%, 8/20/2063	19,825,002
	TOTAL	50,440,857
	Non-Agency Mortgage-Backed Securities—1.0%
7,623,893	Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	7,201,514
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $342,359,065)	342,986,490
	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%
	Agency Commercial Mortgage-Backed Securities—2.5%
9,288,480	FHLMC REMIC KF02 A1, 0.536%, 7/25/2020	9,311,073
8,989,975	FHLMC REMIC KGRP A, 0.537%, 4/25/2020	8,998,634
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,278,455)	18,309,707
	MORTGAGE-BACKED SECURITIES—4.0%
	Federal National Mortgage Association—4.0%
11,930,542	3.000%, 8/1/2023	12,481,863
13,718,517	4.000%, 1/1/2026 - 3/1/2026	14,689,052
625,855	4.500%, 4/1/2024	673,063
724,333	5.000%, 1/1/2024	786,156
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $27,841,304)	28,630,134

Principal Amount		Value
	REPURCHASE AGREEMENT—1.3%
$9,497,000	Interest in $1,355,000,000 joint repurchase agreement 0.08%, dated 5/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,355,009,033 on 6/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $1,393,118,754. (AT COST)	$9,497,000
	TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $718,899,080)[1]	725,110,532
	OTHER ASSETS AND LIABILITIES - NET—0.2%[2]	1,514,335
	TOTAL NET ASSETS—100%	$726,624,867
1	At May 31, 2014, the cost of investments for federal tax purposes was $718,899,080. The net unrealized appreciation of investments for federal tax purposes was $6,211,452. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,084,591 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,873,139.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Investment Companies	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$325,687,201	$—	$325,687,201
Collateralized Mortgage Obligations	—	342,986,490[1]	—	342,986,490
Commercial Mortgage-Backed Securities	—	18,309,707	—	18,309,707
Mortgage-Backed Securities	—	28,630,134	—	28,630,134
Repurchase Agreement	—	9,497,000	—	9,497,00
TOTAL SECURITIES	$—	$725,110,532	$—	$725,110,532
1	Includes $20,000,000 of a collateralized mortgage obligation security transferred from Level 3 to Level 2 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Collateralized Mortgage Obligations
Balance as of September 1, 2013	$20,000,000
(Transfers out of Level 3)	(20,000,000)
Balance as of May 31, 2014	$—
The total change in unrealized appreciation (depreciation) attributable to investments still held at May 31, 2014	$—
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014